LONG-TERM DEPOSITS AND PREPAYMENTS	12 Months Ended
Dec. 31, 2019
LONG-TERM DEPOSITS AND PREPAYMENTS
LONG-TERM DEPOSITS AND PREPAYMENTS
4.	LONG-TERM DEPOSITS AND PREPAYMENTS

The Group’s subsidiaries and VIEs are required to pay certain amounts of deposit to airline companies and hotel suppliers. The subsidiaries and VIEs are also required to pay deposit to local travel bureau as pledge for insurance of traveler’s safety.
Components of long-term deposits and prepayments as of December 31, 2018 and 2019 were as follows:

	2018	2019
	RMB (in millions)
Prepayments for purchase of long lived assets	127	517
Deposits paid to airline suppliers	243	209
Deposits paid to advertising suppliers	164	88
Deposits paid to hotel suppliers	70	36
Others	164	150

Total	768	1,000